Financial Instruments and Risk Management - Schedule of reconciliation of Level 3 assets and liabilities (Details) $ in Thousands	9 Months Ended
Dec. 31, 2024 USD ($)
Assets
Opening assets balance	$ 307,582
Ending assets balance	478,587
Liabilities
Opening liabilities balance	47,890
Ending liabilities balance	44,227
Level 3 of fair value hierarchy [Member]
Assets
Opening assets balance	1,618
Additions	0
Disposals	0
Transfer out	(1,251)
Change in fair value	2,765
Ending assets balance	3,132
Liabilities
Opening liabilities balance	120
Additions	0
Disposals	0
Transfer out	0
Change in fair value	(107)
Ending liabilities balance	13
Level 3 of fair value hierarchy [Member] | Investments [Member]
Assets
Opening assets balance	1,618
Additions	0
Disposals	0
Transfer out	(1,251)
Change in fair value	2,765
Ending assets balance	3,132
Level 3 of fair value hierarchy [Member] | Convertible loan - derivative component [Member]
Liabilities
Opening liabilities balance	120
Additions	0
Disposals	0
Transfer out	0
Change in fair value	(107)
Ending liabilities balance	$ 13